Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash [Abstract]
Cash and cash equivalents	$ 10,002	$ 2,516
Letters of credit	131	1,012
Security for credit cards	50	50
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 10,183	$ 3,578	$ 5,324